Issued Capital-Schedule of Business Combination (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule of Business Combination [Line Items}
Issued capital	$ 4,353	$ 4,029
Share premium	$ 24,533,762	$ 22,292,939
Number of shares [member] | Class A [Member]
Schedule of Business Combination [Line Items}
Issuance of shares to AOI shareholders, shares	18,646,643	18,646,643
Issuance of shares to SPAC shareholders, shares	124,768	124,768
Issuance of shares to SPAC Founders, shares	2,666,900	2,666,900
Conversion of JSKS Loan , shares	4,452,479	4,452,479
Conversion of convertible notes, shares	792,023	371,957
Issuance of commitment fee shares-Arena, shares	1,750,000
Issuance of shares in exchange for advisory services, shares	694,391	694,391
Conversion of rights, shares	941,400	941,400
Total shares	30,068,604	27,898,538
Issued Capital [Member]
Schedule of Business Combination [Line Items}
Issuance of shares to AOI shareholders	$ 2,860	$ 2,860
Issuance of shares to SPAC shareholders	19	19
Issuance of shares to SPAC Founders	409	409
Conversion of JSKS Loan	445	445
Conversion of convertible notes	108	45
Issuance of commitment fee shares-Arena	261
Issuance of shares in exchange for advisory services	107	107
Conversion of rights	144	144
Issued capital	4,353	4,029
Share Premium [Member]
Schedule of Business Combination [Line Items}
Issuance of shares to AOI shareholders	2,579,627	2,579,627
Issuance of shares to SPAC shareholders	3,024,191	3,024,191
Issuance of shares to SPAC Founders	(5,791,835)	(5,791,835)
Conversion of JSKS Loan	4,998,067	4,998,067
Conversion of convertible notes	2,904,266	2,530,804
Issuance of convertible note – equity component	140,495	140,495
Issuance of commitment fee shares-Arena	1,867,361
Issuance of shares in exchange for advisory services	(107)	(107)
Conversion of rights	(144)	(144)
Recapitalization costs	16,126,854	16,126,854
Share premium gross	25,848,775	23,607,952
Costs attributable to the issuance of shares in connection with the business combination	(1,315,013)	(1,315,013)
Share premium	$ 24,533,762	$ 22,292,939